Income Taxes (Details - Deferred Taxes) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards - Foreign	$ 18,580,000	$ 1,879,000
Net operating loss carryforwards - U.S.	2,316,000	421,000
Total NOL carryforwards	20,896,000	2,300,000
Valuation allowance	(20,896,000)	(2,300,000)
Net deferred tax assets	$ 0	$ 0